UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  JUNE 30, 2008
                                                -------------


Check here if Amendment [  ]; Amendment Number:
                                                --------------
     This Amendment (Check only one.):  [    ]  is a restatement.
                                        [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         SOCRATIC FUND MANAGEMENT, L.P.
Address:      101 JFK PARKWAY
              SHORT HILLS, NJ  07078



Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         JONATHAN W. GIBSON
Title:        MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:        (973) 921-4700


      Signature                         Place                   Date of Signing
/S/ JONATHAN W. GIBSON             SHORT HILLS, NJ               JULY 25, 2008
----------------------             ---------------               -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              24
                                                     --

Form 13F Information Table Value Total:          $ 240,338
                                                 ---------
                                                 (thousands)




List of Other Included Managers:                     NONE


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

COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4            COLUMN 5            COLUMN 6   COLUMN 7    COLUMN 8
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                                    Title of              Value X     Share /    Share / Put /  Investment   Other  Voting Authority
Name of Issuer                       Class      Cusip      $1000    Prn Amount    Prn    Call   Discretion  Managers
                                                                                                                    Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD SPONSORED ADR CMN             COM     000375204    5,664       200,000     SH               SOLE       No    X
ALPHA NATURAL RESOURCES, INC. CMN     COM     02076X102   28,680       275,000     SH               SOLE       No    X
ALTAIR NANOTECHNOLOGIES INC CMN       COM     021373105    2,083     1,225,000     SH               SOLE       No    X
AURORA OIL & GAS CORP CMN             COM     052036100    1,533     3,564,200     SH               SOLE       No    X
CALPINE CORPORATION CMN               COM     131347304    3,384       150,000     SH               SOLE       No    X
CAMERON INTERNATIONAL CORP CMN        COM     13342B105   17,989       325,000     SH               SOLE       No    X
CANADIAN NATURAL RESOURCES CMN        COM     136385101   10,025       100,000     SH               SOLE       No    X
DEVON ENERGY CORPORATION (NEW) CMN    COM     25179M103   12,016       100,000     SH               SOLE       No    X
ENERGY CONVERSION DEVICES INC CMN     COM     292659109   14,728       200,000     SH               SOLE       No    X
ENERGYSOUTH INC CMN                   COM     292970100   19,579       399,076     SH               SOLE       No    X
EVERGREEN SOLAR INC CMN               COM     30033R108    3,392       350,000     SH               SOLE       No    X
FREIGHTCAR AMERICA, INC. CMN          COM     357023100    7,100       200,000     SH               SOLE       No    X
HELIX ENERGY SOLUTNS GROUP INC CMN    COM     42330P107   10,410       250,000     SH               SOLE       No    X
THE MOSAIC COMPANY CMN                COM     61945A107    3,618        25,000     SH               SOLE       No    X
NATURAL RESOURCE PARTNERS CMN         COM     63900P103   16,480       400,000     SH               SOLE       No    X
OCCIDENTAL PETROLEUM CORP CMN         COM     674599105   11,233       125,000     SH               SOLE       No    X
PEABODY ENERGY CORPORATION CMN        COM     704549104    8,805       100,000     SH               SOLE       No    X
SCHLUMBERGER LTD CMN                  COM     806857108   16,115       150,000     SH               SOLE       No    X
PUT/XLE(XTGUE)
  @  83 EXP 09/20/2008                PUT     81369Y506    3,250        10,000     SH      PUT      SOLE       No    X
SMITH INTERNATIONAL INC CMN           COM     832110100   12,471       150,000     SH               SOLE       No    X
SUNCOR ENERGY INC. CMN                COM     867229106   14,530       250,000     SH               SOLE       No    X
TESCO CORPORATION CMN                 COM     88157K101    1,598        50,000     SH               SOLE       No    X
VALENCE TECHNOLOGY INC. CMN           COM     918914102      886       200,000     SH               SOLE       No    X
NABORS INDUSTRIES LTD. CMN            COM     G6359F103   14,769       300,000     SH               SOLE       No    X
                                                       ---------
                                                         240,338

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